LEASES (Tables)	6 Months Ended
Jun. 30, 2024
LEASES
Schedule of supplemental information related to operating leases

	Six Months Ended June 30,
	2023		2024
Lease cost:
Operating fixed lease cost	2,110		2,085
Finance lease cost
— Amortization of ROU assets	41		41
— Interest on lease liabilities	52		63
Variable lease cost	65		134
Total lease cost	2,268		2,323

Other information:
Weighted average remaining lease term
Operating leases	13	years	13	years
Finance leases	28	years	27	years
Weighted average discount rate
Operating leases	6.20%		6.14%
Finance leases	4.03%		4.32%

Schedule of maturities of operating and finance lease liabilities

	Total Operating	Total Finance
	Leases	Leases
Remainder of 2024	2,043	76
2025	4,014	155
2026	3,840	156
2027	3,704	160
2028	3,509	162
Thereafter	24,281	3,910

Total minimum lease payments	41,391	4,619

Less: amount representing interest	13,526	1,987

Present value of minimum lease payments	27,865	2,632

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,
	2023	2024
Cash paid for amounts included in the measurement of operating lease liabilities	2,094	2,255
Cash paid for amounts included in the measurement of finance lease liabilities	69	84
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	554	1,566
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	53	—